Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: ____6/30/00_____

Check here if Amendment [ ]; Amendment Number: ____

This Amendment (Check only one.): [ ] is a restatement.
  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    __Bowman Financial Management Co., Inc.___
Address: __1013 N. Calvert Street__________________
         __Baltimore, MD. 21202____________________
         __________________________________________

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: ___Bernard Smith__________________________
Title: __System Administrator___________________
Phone: __410-685-0234___________________________

Signature, Place, and Date of Signing:
_Bernard Smith________Baltimore, Maryland__________08/01/00
[Signature] 		  [City, State] 	     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting
manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number 		Name
28-____________ 			_____________________
[Repeat as necessary.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: ___None______
Form 13F Information Table Entry Total: 89
Form 13F Information Table Value Total: $123,399,977.60
    (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 			Name
____ 		28-____________ 				________

Form 13F INFORMATION TABLE
Name              CLASS	 CUSIP	   Value AMT  Inv.Desc. Other Man. Author.
Noram Energy        CV  655419AC    265,350.00  305,000  Y       N   Sole
Protective Life     CP  743674202   640,957.50   14,010  Y       N   Sole
Infinity Broadcast  CS  45662s102 2,153,456.25   59,100  Y 	 N   Sole
Circuit City/Carmax CS  172737108    33,750.00   10,000  Y	 N   Sole
CVS Corp. Delaware  CS  126650100   216,000.00    5,400  Y       N   Sole
Dollar General      CS  256669102 2,066,903.72  105,995  Y       N   Sole
Gillette Company    CS  375766102 1,043,478.31   29,867  Y       N   Sole
Home Depot          CS  43707610    382,021.87    7,650  Y       N   Sole
Lowes Companies Inc CS  548661107   827,409.37   20,150  Y       N   Sole
NCR		    CS  62886E108 1,086,395.19	 27,901  Y       N   Sole
Proctor & Gamble    CS  74271810  1,406,976.00   24,576  Y       N   Sole
Service Masters Ltd CS  81760N109   817,703.25   71,886  Y       N   Sole
Sylvan Learning Ctr CS  871399101   316,250.00   23,000  Y 	 N   Sole
Wal-Mart Stores Inc CS  93114210  4,569,316.75   79,294  Y       N   Sole
Walgreen            CS  931422109   721,000.00   22,400  Y       N   Sole
Walt Disney         CS  254687106   413,430.75   10,652  Y       N   Sole
American Tower Corp CS	029912201 1,188,093.75   28,500  Y	 N   Sole
ADP                 CS  053015103 1,539,386.25	 28,740  Y 	 N   Sole
Computer Science    CS	205363104 3,118,203.12	 41,750  Y       N   Sole
Electronic Data Sys CS	285661104   496,526.25	 12,037  Y	 N   Sole
Emerson Electric    CS	29101110  3,251,374.87	 53,853  Y	 N   Sole
General Electric    CS	369604103 5,884,060.00	111,020  Y	 N   Sole
Honeywell Intl.	    CS	438516106 1,072,172.06	 31,827  Y	 N   Sole
Manpower	    CS	56418h100   701,408.00	 21,919  Y       N   Sole
3M	            CS  604059105   786,967.50    9,539  Y       N   Sole
Molex Inc. Class A  CS	608554200   784,012.06   22,400  Y	 N   Sole
Robert Half	    CS	770323103   330,600.00	 11,600  Y       N   Sole
Interpublic Group   CS  460690100 1,113,700.00	 25,900  Y	 N   Sole
Tyco Intl. LTD	    CS  902124106 1,956,871.75   41,306  Y	 N   Sole
United Parcel Svc.  CS  911312106 1,056,100.00   17,900  Y       N   Sole
Xerox Corp.         CS  98412110    712,015.50   34,314  Y       N   Sole
Modis Services      CS  607830106   619,912.50   81,300  Y       N   Sole
Abbott Laboratories CS  00282410  3,191,521.69   71,619  Y       N   Sole
American Home Prod. CS  026609107   219,372.50    3,734  Y       N   Sole
Amgen               CS  031162100 2,971,575.00   42,300  Y       N   Sole
Bristol Myers       CS  110122108 1,294,548.00   22,224  Y       N   Sole
Cardinal Health     CS  14149Y10  3,866,500.00   52,250  Y       N   Sole
Johnson & Johnson   CS  47816010  2,871,143.12   28,183  Y       N   Sole
Lilly               CS  532457108   933,831.25    9,350  Y       N   Sole
Merck & Co.         CS  589331107   885,325.25   11,554  Y       N   Sole
Pfizer              CS  717081103 1,003,824.00   20,913  Y       N   Sole
Schering Plough     CS  806605101   569,640.00   11,280  Y       N   Sole
Trigon Healthcare   CS  89618L100   237,187.50    4,600  Y       N   Sole
Agilent Tech.       CS  00846U101   990,354.82   13,429  Y       N   Sole
Atmel Corp          CS  04951310    394,562.50   10,700  Y       N   Sole
Cisco Systems       CS  17275R102 2,003,998.50   31,528  Y       N   Sole
Compaq Computers    CS  20449310  1,140,777.69   44,627  Y       N   Sole
Hewlett Packard     CS  428236103 3,226,270.50   25,836  Y       N   Sole
IBM                 CS  459200101 1,567,578.27   14,308  Y       N   Sole
Intel Corp.         CS  45814010  1,764,675.00   13,200  Y       N   Sole
Microsoft Corp      CS  59491810  1,624,000.00   20,300  Y       N   Sole
Oracle Systems      CS  68389X105 6,568,811.87   78,142  Y       N   Sole
Solectron           CS  834182107   439,687.50   10,500  Y       N   Sole
McDonald's Corp     CS  58013510    209,482.50    6,360  Y       N   Sole
Pepsi Company       CS  713448108   256,404.37    5,770  Y       N   Sole
Sara Lee Corp       CS  803111103   252,549.56   13,077  Y       N   Sole
Sysco  Corp         CS  87182910  1,793,682.50   42,580  Y       N   Sole
AT&T Wireless Group CS  001957406   607,675.00   21,800  Y       N   Sole
AT&T                CS  001957109   912,539.37   28,855  Y       N   Sole
Bellsouth Corp.     CS  079860102 1,099,213.50   25,788  Y       N   Sole
Comcast corp.       CS  200300200 1,958,175.00   48,350  Y       N   Sole
Lucent Technologies CS  549463107 1,638,914.25   27,661  Y       N   Sole
Motorola Inc        CS  620076109   961,300.31   33,077  Y       N   Sole
Verizon             CS  077853109 1,789,228.10   32,531  Y       N   Sole
Vodafone Airtouch   CS  92857T107 3,089,580.00   74,560  Y	 N   Sole
Worldcom Inc.       CS  55268B106   578,025.00   12,600  Y       N   Sole
Dominion Resources  CS  257470104 1,087,584.40   25,366  Y	 N   Sole
Coastal Corp.       CS  190441105   304,375.00    5,000  Y       N   Sole
Exxon/Mobil Corp    CS  30229010  2,956,794.50   37,666  Y       N   Sole
Halliburton Co      CS  406216101 2,534,440.62   53,710  Y       N   Sole
MCN Energy          CS  55267J100   651,394.57   30,475  Y       N   Sole
Royal Dutch         CS  780257804   323,941.87    5,262  Y       N   Sole
Aflac Inc.          CS  001055102 1,067,220.00   23,232  Y       N   Sole
American Intern.    CS  02687410  5,074,639.09   43,188  Y       N   Sole
Bank of America     CS  06605F102 1,335,105.23   31,049  Y       N   Sole
Citigroup           CS  17296701  2,412,017.02   40,033  Y       N   Sole
Fannie Mae          CS  31358610  1,866,955.62   35,774  Y       N   Sole
Federal Home Loan   CS  313400301 1,179,117.00   29,114  Y       N   Sole
First Data Corp     CS  319963104 1,284,989.75   25,894  Y       N   Sole
First Union Corp    CS  337358105   538,356.81   21,697  Y       N   Sole
Firstar Corp        CS  33763V109   211,362.19   10,035  Y       N   Sole
Hibernia Corp Class CS  428656102   515,475.00   47,400  Y       N   Sole
MBNA Corp           CS  55262L100   590,077.25   21,754  Y       N   Sole
Northern Trust      CS  665859104   375,801.00    5,776  Y       N   Sole
Provident Bank      CS  743859100 1,478,630.57  109,528  Y       N   Sole
Duke-Weeks Realty   CS  264411505 1,080,712.50   48,300  Y       N   Sole
Federal Realty Inv. CS  313747206   510,000.00   25,500  Y       N   Sole
Simon Property      CS  828806109 1,144,875.00   51,600  Y       N   Sole
Wash. Real Estate   CS  939653101   392,356.25   21,950  Y       N   Sole


Total Value: $123,399,977.60